Derivatives and Hedging Activities Derivatives in Cash Flow Hedging Relationships (Interest Rate Swaps) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Debt_Instrument	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 Debt_Instrument	Dec. 31, 2020	Nov. 16, 2018 USD ($)	Nov. 16, 2018	Nov. 16, 2018 numwords
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (loss) gain recognized in OCI on derivatives	$ 7,265	$ (44,916)	$ (50,552)	$ (35,865)	$ (895)
Amount of (gain) loss reclassified from AOCI into interest expense	(4,855)	$ (1,552)	(16,732)	$ (2,409)	$ (3,261)
Interest Rate Derivative Liabilities, at Fair Value	43,000		54,800
Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassification from AOCI to income, estimated net amount to be transferred	$ 18,900		19,100
Count	5			9		6	6
Notional amount	$ 930,000		1,042,000	$ 1,402,000
Minimum | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	1.30%			0.80%			1.30%
Maximum | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Fixed LIBOR	2.90%			2.90%			2.90%
REIT II | Interest Rate Swap | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Count									5	5
Notional amount								$ 570,000
Interest Rate Fair Value Hedge Asset at Fair Value								14,700
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets, Unamortized	$ 4,700		$ 5,000
REIT II | Interest Rate Swap | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount								$ 570,000